November 5, 2007

Supplement

SUPPLEMENT DATED NOVEMBER 5, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY UTILITIES FUND
Dated April 30, 2007

Effective January 10, 2008, the Prospectus is revised as follows:

The first paragraph of the section of the Prospectus entitled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Fund will normally invest at least 80% of its assets in equity securities of companies that are engaged in the utilities industry. A company will be considered to be in the utilities industry if it derives at least 50% of its revenues or earnings from the utilities industry or devotes at least 50% of its assets to activities in that industry. These may include companies involved in, among other areas, gas and electric energy, water distribution, telecommunications, computers, the Internet and Internet related services, and other new or emerging technologies. The companies may include traditionally regulated public utilities or fully or partially deregulated utility companies as well as unregulated utility companies. The Fund may invest up to 25% of its net assets in foreign securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

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The first sentence of the second paragraph of the section of the Prospectus entitled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., will shift the Fund’s assets between different segments of the utilities industry based on prevailing market, economic and financial conditions.

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The fourth and fifth paragraphs of the section of the Prospectus entitled ‘‘The Fund — Principal Investment Strategies’’ are hereby moved to the section of the Prospectus entitled ‘‘Additional Investment Strategies.’’

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The sixth paragraph of the section of the Prospectus entitled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The remaining 20% of the Fund’s assets may be invested in fixed-income securities of companies engaged in the utilities industry, equity and fixed-income securities of companies not engaged in the utilities industry, U.S. Government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and real estate investment trusts (commonly known as ‘‘REITs’’). Up to 10% of the Fund’s net assets may be invested in convertible securities. A portion of the Fund’s fixed-income securities and convertible securities may be rated below investment grade (commonly known as ‘‘junk bonds’’). The Fund may also utilize forward foreign currency exchange contracts.

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The section of the Prospectus entitled ‘‘Principal Risks — Fixed-Income Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The section of the Prospectus entitled ‘‘Principal Risks — Asset-Backed Securities’’ is hereby moved to the section of the Prospectus entitled ‘‘Additional Risk Information.’’

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The second sentence of the first paragraph of the section of the Prospectus entitled ‘‘Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

The Fund is also subject to other risks from its permissible investments,including the risks associated with its investments in convertible securities, fixed-income securities and forward foreign currency exchange contracts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT2